Investment portfolio	12 Months Ended
Dec. 31, 2019
Investment Portfolio
8. Investment portfolio

Investments consist of the following by investment type:

	December 31, 2019	December 31, 2018
Equities	20,590	-
Partnership interests and others	200	-
	20,790	-

In 2019, the Company received cash proceeds of $294 from its investment portfolio following the restructuring of certain debentures.